RELATED PARTY TRANSACTIONS - Net Revenues, Emoluments, Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Net revenues	€ 3,459,790	€ 3,766,615	€ 3,420,321
Costs	2,040,925	2,153,480	1,953,441
Net financial expenses	49,092	42,082	23,563
Trade receivables	184,260	231,439
Compensation payable to the former Chairman	713,807	711,539
Other current assets	76,471	92,830
Other liabilities	687,462	800,015
Related parties
Disclosure of transactions between related parties [line items]
Net revenues	110,190	152,971	233,635
Costs	37,003	56,975	92,834
Net financial expenses	2,219	2,000	1,370
Trade receivables	38,732	50,279
Compensation payable to the former Chairman	12,914	16,257
Other current assets	1,708	1,735
Other liabilities	18,947	24,444
Maserati | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	100,389	143,091	217,922
Costs	2,981	6,275	3,982
Net financial expenses	0	0	0
Trade receivables	37,662	48,617
Compensation payable to the former Chairman	4,555	5,449
Other current assets	0	0
Other liabilities	16,955	21,821
FCA US LLC | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	0	0	0
Costs	13,323	17,954	28,486
Net financial expenses	0	0	0
Trade receivables	0	0
Compensation payable to the former Chairman	1,893	4,636
Other current assets	0	0
Other liabilities	0	0
Magneti Marelli | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	0	352	1,589
Costs	0	10,444	40,343
Net financial expenses	0	0	0
Other FCA Group Companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	9,102	8,637	12,106
Costs	6,057	8,028	7,193
Net financial expenses	2,207	1,965	1,370
Trade receivables	244	1,165
Compensation payable to the former Chairman	2,512	3,598
Other current assets	104	203
Other liabilities	94	581
FCA Group Companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	109,491	152,080	231,617
Costs	22,361	42,701	80,004
Net financial expenses	2,207	1,965	1,370
Trade receivables	37,906	49,782
Compensation payable to the former Chairman	8,960	13,683
Other current assets	104	203
Other liabilities	17,049	22,402
Exor Group Companies (Excluding FCA Group) | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	150	281	311
Costs	1,665	368	179
Net financial expenses	2	4	0
Trade receivables	183	350
Compensation payable to the former Chairman	396	9
Other current assets	108	237
Other liabilities	139	207
Other Related Parties | Other related parties
Disclosure of transactions between related parties [line items]
Net revenues	549	610	1,707
Costs		13,906	12,651
Net financial expenses		31	€ 0
Trade receivables	643	147
Compensation payable to the former Chairman	3,558	2,565
Other current assets	1,496	1,295
Other liabilities	€ 1,759	€ 1,835